John Hancock
Emerging Markets Debt Fund
Quarterly portfolio holdings 11/30/2020

Fund’s investments
As of 11-30-20 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
Foreign government obligations 38.9%					$411,628,685
(Cost $402,896,888)
Angola 0.2%					2,570,100
Republic of Angola Bond (A)	9.125	11-26-49		3,000,000	2,570,100
Argentina 2.8%					29,924,670
Provincia de Buenos Aires
Bond (A)(B)	7.875	06-15-27		3,850,000	1,414,914
Bond (A)(B)	9.950	06-09-21		5,600,000	2,058,000
Provincia de Rio Negro Bond (A)(B)	7.750	12-07-25		2,300,000	1,104,000
Republic of Argentina
Bond (0.125% to 7-9-21, then 0.500% to 7-9-23, then 0.750% to 7-9-27, then 1.750% thereafter)	0.125	07-09-30		9,390,259	3,680,982
Bond (0.125% to 7-9-21, then 1.125% to 7-9-22, then 1.500% to 7-9-23, then 3.625% to 7-9-24, then 4.125% to 7-9-27, then 4.375% to 7-9-28, then 5.000% thereafter)	0.125	07-09-46		4,300,000	1,539,400
Bond (0.125% to 7-9-21, then 1.125% to 7-9-22, then 1.500% to 7-9-23, then 3.625% to 7-9-24, then 4.125% to 7-9-27, then 4.750% to 7-9-28, then 5.000% thereafter)	0.125	07-09-35		27,207,840	9,590,764
Bond (0.125% to 7-9-21, then 2.000% to 7-9-22, then 3.875% to 7-9-23, then 4.250% to 7-9-24, then 5.000% thereafter)	0.125	01-09-38		26,540,579	10,536,610
Bahrain 1.3%					14,119,546
Kingdom of Bahrain
Bond (A)	7.000	10-12-28		3,450,000	3,950,159
Bond (A)	7.375	05-14-30		8,700,000	10,169,387
Brazil 2.3%					24,246,569
Federative Republic of Brazil
Bond	5.625	01-07-41		4,300,000	5,063,250
Note	10.000	01-01-27	BRL	88,000,000	19,183,319
China 1.1%					11,387,798
The Export-Import Bank of China Bond	2.875	04-26-26		10,400,000	11,387,798
Colombia 1.5%					16,249,969
Republic of Colombia
Bond	4.000	02-26-24		7,400,000	7,945,750
Bond	5.000	06-15-45		6,900,000	8,304,219
Costa Rica 0.1%					943,500
Republic of Costa Rica Bond	4.250	01-26-23		1,000,000	943,500
Dominican Republic 1.7%					18,071,220
Government of Dominican Republic
Bond (A)	5.875	01-30-60		5,350,000	5,564,000
Bond (A)	5.950	01-25-27		1,500,000	1,684,350
Bond	5.950	01-25-27		900,000	1,010,610
Bond	6.850	01-27-45		5,800,000	6,742,500
Bond (A)	6.875	01-29-26		2,650,000	3,069,760
Egypt 2.9%					30,520,372
Arab Republic of Egypt
Bond (A)	5.875	06-11-25		3,000,000	3,168,808
Bond (A)	7.500	01-31-27		3,700,000	4,148,068
Bond (A)	7.903	02-21-48		9,200,000	9,499,000
Bond	7.903	02-21-48		2,000,000	2,065,000
Bond	8.500	01-31-47		4,600,000	4,973,796
2	JOHN HANCOCK EMERGING MARKETS DEBT FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Egypt (continued)
Bond (A)	8.875	05-29-50		6,000,000	$6,665,700
Ghana 1.2%					13,152,602
Republic of Ghana
Bond	7.625	05-16-29		3,275,000	3,340,731
Bond (A)	7.875	02-11-35		1,200,000	1,169,208
Bond	8.125	01-18-26		3,150,000	3,374,781
Bond	8.950	03-26-51		5,300,000	5,267,882
Honduras 0.1%					1,194,375
Republic of Honduras Bond (A)	6.250	01-19-27		1,050,000	1,194,375
Indonesia 1.0%					10,887,598
Republic of Indonesia
Bond (A)	4.750	01-08-26		6,350,000	7,414,335
Bond	6.625	02-17-37		2,421,000	3,473,263
Iraq 0.9%					9,827,685
Republic of Iraq
Bond	5.800	01-15-28		9,448,125	8,669,600
Bond (A)	6.752	03-09-23		1,200,000	1,158,085
Ivory Coast 0.4%					4,575,242
Republic of Ivory Coast Bond (A)	4.875	01-30-32	EUR	3,850,000	4,575,242
Kenya 0.7%					6,892,466
Republic of Kenya
Bond (A)	8.000	05-22-32		3,000,000	3,423,690
Bond (A)	8.250	02-28-48		3,100,000	3,468,776
Mexico 0.9%					9,080,000
Government of Mexico Bond	4.600	01-23-46		8,000,000	9,080,000
Namibia 0.3%					3,560,698
Republic of Namibia Bond (A)	5.250	10-29-25		3,400,000	3,560,698
Nigeria 1.7%					17,972,517
Federal Republic of Nigeria
Bond	7.625	11-28-47		2,550,000	2,601,000
Bond (A)	7.696	02-23-38		2,600,000	2,697,890
Bond (A)	7.875	02-16-32		2,000,000	2,151,608
Bond	7.875	02-16-32		4,500,000	4,841,119
Bond	9.248	01-21-49		5,000,000	5,680,900
Oman 1.6%					16,495,220
Sultanate of Oman
Bond	5.625	01-17-28		6,000,000	5,880,099
Bond	6.750	01-17-48		11,500,000	10,615,121
Pakistan 0.4%					4,120,034
Republic of Pakistan Bond (A)	6.875	12-05-27		4,000,000	4,120,034
Panama 0.6%					5,910,938
Republic of Panama
Bond	6.700	01-26-36		3,050,000	4,479,688
Bond	8.875	09-30-27		1,000,000	1,431,250
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS DEBT FUND	3

	Rate (%)	Maturity date		Par value^	Value
Philippines 1.0%					$10,300,508
Republic of the Philippines Bond	3.950	01-20-40		8,600,000	10,300,508
Qatar 2.4%					24,864,195
State of Qatar
Bond	4.500	04-23-28		4,100,000	4,956,165
Bond (A)	4.817	03-14-49		10,000,000	13,837,500
Bond (A)	5.103	04-23-48		4,250,000	6,070,530
Saudi Arabia 2.4%					25,597,125
Kingdom of Saudi Arabia Bond (A)	5.250	01-16-50		18,650,000	25,597,125
Senegal 0.3%					3,417,866
Republic of Senegal
Bond (A)	6.250	05-23-33		1,600,000	1,764,060
Bond	6.250	05-23-33		1,500,000	1,653,806
Serbia 0.1%					1,279,200
Republic of Siberia Bond (A)	2.125	12-01-30		1,300,000	1,279,200
South Africa 1.8%					18,861,303
Republic of South Africa
Bond	4.300	10-12-28		3,300,000	3,322,371
Bond	8.000	01-31-30	ZAR	256,173,733	15,538,932
Sri Lanka 0.4%					4,339,800
Republic of Sri Lanka Bond	6.750	04-18-28		7,500,000	4,339,800
Turkey 3.8%					40,245,458
Republic of Turkey
Bond	4.250	04-14-26		18,500,000	17,762,433
Bond	5.950	01-15-31		5,000,000	4,993,950
Bond	6.000	01-14-41		18,650,000	17,489,075
Ukraine 1.4%					14,535,700
Republic of Ukraine Bond (A)	7.304	03-15-33		13,700,000	14,535,700
United Arab Emirates 0.5%					4,756,250
Republic of United Arab Emirates Bond (A)	2.700	09-02-70		5,000,000	4,756,250
Uzbekistan 0.7%					7,259,702
Republic of Uzbekistan
Bond (A)	3.700	11-25-30		2,700,000	2,738,502
Bond (A)	5.375	02-20-29		4,000,000	4,521,200
Vietnam 0.4%					4,468,459
Socialist Republic of Vietnam Bond	4.800	11-19-24		4,000,000	4,468,459

Corporate bonds 58.0%					$613,842,246
(Cost $580,550,083)
Argentina 0.2%					2,582,403
Telecom Argentina SA (A)	8.000	07-18-26		2,830,000	2,582,403
Austria 1.3%					13,535,491
JBS Investments II GmbH (A)	5.750	01-15-28		4,170,000	4,451,517
JBS Investments II GmbH (A)	7.000	01-15-26		3,800,000	4,091,574
Klabin Austria GmbH (A)	7.000	04-03-49		4,000,000	4,992,400
4	JOHN HANCOCK EMERGING MARKETS DEBT FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Azerbaijan 0.7%				$7,221,575
State Oil Company of the Azerbaijan Republic	4.750	03-13-23	6,800,000	7,221,575
Brazil 4.2%				45,041,673
Globo Comunicacao e Participacoes SA (A)	4.875	01-22-30	6,900,000	7,179,519
Odebrecht Finance, Ltd. (B)	5.250	06-27-29	2,200,000	71,522
Odebrecht Finance, Ltd. (A)(B)(C)	7.500	01-04-21	2,540,000	107,950
Odebrecht Offshore Drilling Finance, Ltd. (A)	6.720	12-01-22	297,926	275,584
Odebrecht Offshore Drilling Finance, Ltd. (7.720% Cash or 2.048% PIK) (A)	7.720	12-01-26	1,893,968	179,946
Odebrecht Oil & Gas Finance, Ltd. (A)(C)	0.000	01-04-21	253,378	253
Petrobras Global Finance BV	5.093	01-15-30	7,122,000	7,815,327
Petrobras Global Finance BV	5.600	01-03-31	7,600,000	8,605,480
Petrobras Global Finance BV	6.850	06-05-15	7,376,000	8,696,304
Vale Overseas, Ltd.	3.750	07-08-30	3,000,000	3,305,250
Vale Overseas, Ltd.	6.875	11-21-36	6,210,000	8,804,538
Cayman Islands 2.0%				21,516,987
CK Hutchison International 17 II, Ltd. (A)	3.250	09-29-27	7,300,000	8,040,804
Latam Finance, Ltd. (A)(B)	7.000	03-01-26	5,350,000	2,324,575
Three Gorges Finance I Cayman Islands, Ltd.	3.150	06-02-26	10,400,000	11,151,608
Chile 1.2%				12,307,220
Colbun SA	3.950	10-11-27	4,000,000	4,460,040
Enel Americas SA	4.000	10-25-26	4,000,000	4,420,040
Sociedad Quimica y Minera de Chile SA (A)	4.250	05-07-29	3,000,000	3,427,140
Colombia 1.9%				20,236,810
Ecopetrol SA	5.875	05-28-45	9,700,000	11,530,875
Empresas Publicas de Medellin ESP (A)	4.250	07-18-29	2,300,000	2,443,750
Grupo Energia Bogota SA ESP (A)	4.875	05-15-30	2,200,000	2,578,400
Promigas SA ESP (A)	3.750	10-16-29	3,500,000	3,683,785
Costa Rica 0.8%				8,152,650
Instituto Costarricense de Electricidad	6.375	05-15-43	10,980,000	8,152,650
Dominican Republic 0.6%				6,003,250
Aeropuertos Dominicanos Siglo XXI SA	6.750	03-30-29	1,750,000	1,780,625
Aeropuertos Dominicanos Siglo XXI SA (A)	6.750	03-30-29	4,150,000	4,222,625
Hong Kong 1.5%				15,462,981
CNAC HK Finbridge Company, Ltd.	4.875	03-14-25	3,000,000	3,196,419
CNAC HK Finbridge Company, Ltd.	5.125	03-14-28	6,000,000	6,549,322
Sinochem Overseas Capital Company, Ltd.	6.300	11-12-40	4,000,000	5,717,240
India 1.8%				19,080,616
Adani Ports & Special Economic Zone, Ltd. (A)	4.200	08-04-27	4,100,000	4,365,598
Adani Ports & Special Economic Zone, Ltd. (A)	4.375	07-03-29	3,500,000	3,797,213
Shriram Transport Finance Company, Ltd. (A)	5.100	07-16-23	4,000,000	4,075,000
Vedanta Resources, Ltd. (A)	6.375	07-30-22	2,990,000	2,229,045
Vedanta Resources, Ltd.	7.125	05-31-23	3,020,000	1,956,960
Vedanta Resources, Ltd. (A)	7.125	05-31-23	4,100,000	2,656,800
Indonesia 6.2%				65,316,259
Chandra Asri Petrochemical Tbk PT (A)	4.950	11-08-24	2,000,000	1,970,410
Chandra Asri Petrochemical Tbk PT	4.950	11-08-24	4,000,000	3,940,821
Pelabuhan Indonesia III Persero PT (A)	4.875	10-01-24	9,100,000	10,010,000
Pertamina Persero PT (A)	4.150	02-25-60	1,000,000	1,057,089
Pertamina Persero PT (A)	4.700	07-30-49	7,000,000	7,910,656
Pertamina Persero PT	6.000	05-03-42	8,200,000	10,496,000
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS DEBT FUND	5

	Rate (%)	Maturity date	Par value^	Value
Indonesia (continued)
Pertamina Persero PT (A)	6.000	05-03-42	14,300,000	$18,304,000
Pertamina Persero PT (A)	6.450	05-30-44	8,500,000	11,627,283
Ireland 0.4%				4,780,595
MMC Norilsk Nickel OJSC Via MMC Finance DAC (A)	2.550	09-11-25	4,500,000	4,568,220
Sibur Securities DAC (A)	4.125	10-05-23	200,000	212,375
Luxembourg 2.7%				28,800,355
Hidrovias International Finance SARL (A)	5.950	01-24-25	2,800,000	2,919,028
Kenbourne Invest SA (A)	6.875	11-26-24	4,000,000	4,255,000
Klabin Finance SA (A)	4.875	09-19-27	5,800,000	6,387,250
Millicom International Cellular SA (A)	4.500	04-27-31	300,000	323,550
Millicom International Cellular SA (A)	5.125	01-15-28	5,800,000	6,199,040
Millicom International Cellular SA (A)	6.625	10-15-26	500,000	541,875
Rede D'or Finance Sarl (A)	4.500	01-22-30	7,915,000	8,174,612
Mauritius 1.4%				14,825,962
HTA Group, Ltd. (A)	7.000	12-18-25	4,900,000	5,260,738
MTN Mauritius Investments, Ltd. (A)	4.755	11-11-24	5,950,000	6,175,297
MTN Mauritius Investments, Ltd.	6.500	10-13-26	3,000,000	3,389,927
Mexico 11.3%				120,166,479
Alpek SAB de CV (A)	4.250	09-18-29	2,000,000	2,139,900
Banco Mercantil del Norte SA (7.500% to 6-27-29, then 10 Year CMT + 5.470%) (A)(C)	7.500	06-27-29	2,200,000	2,379,850
Credito Real SAB de CV (A)	9.500	02-07-26	10,000,000	10,700,000
Cydsa SAB de CV	6.250	10-04-27	943,000	987,321
Cydsa SAB de CV (A)	6.250	10-04-27	7,600,000	7,957,200
Industrias Penoles SAB de CV (A)	5.650	09-12-49	5,600,000	6,987,400
Infraestructura Energetica Nova SAB de CV (A)	4.750	01-15-51	5,700,000	5,546,100
Infraestructura Energetica Nova SAB de CV (A)	4.875	01-14-48	2,800,000	2,780,400
Mexico City Airport Trust (A)	5.500	10-31-46	7,100,000	6,948,238
Mexico City Airport Trust	5.500	07-31-47	4,000,000	3,924,560
Mexico City Airport Trust (A)	5.500	07-31-47	6,900,000	6,769,866
Petroleos Mexicanos	6.500	03-13-27	5,300,000	5,339,750
Petroleos Mexicanos	6.625	06-15-35	10,880,000	10,050,400
Petroleos Mexicanos	7.690	01-23-50	32,000,000	29,539,994
Trust Fibra Uno (A)	6.950	01-30-44	6,600,000	7,713,750
Unifin Financiera SAB de CV (A)	8.375	01-27-28	11,500,000	10,401,750
Mongolia 0.3%				3,440,297
Mongolian Mining Corp. Resources LLC (A)	9.250	04-15-24	4,000,000	3,440,297
Netherlands 4.5%				47,583,519
Braskem Netherlands Finance BV (A)	4.500	01-10-28	11,150,000	11,548,613
Cikarang Listrindo Tbk PT (A)	4.950	09-14-26	7,750,000	7,982,500
GTH Finance BV	7.250	04-26-23	5,392,000	5,970,292
Kazakhstan Temir Zholy Finance BV	6.950	07-10-42	4,600,000	6,514,152
Prosus NV (A)	4.027	08-03-50	4,870,000	5,170,005
Prosus NV (A)	4.850	07-06-27	3,200,000	3,677,892
VEON Holdings BV (A)	4.950	06-16-24	4,350,000	4,727,015
VEON Holdings BV (A)	7.250	04-26-23	1,800,000	1,993,050
Panama 0.9%				9,128,500
AES Panama Generation Holdings SRL (A)	4.375	05-31-30	3,500,000	3,780,000
Banco General SA (A)	4.125	08-07-27	4,750,000	5,348,500
6	JOHN HANCOCK EMERGING MARKETS DEBT FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Paraguay 0.2%				$2,666,250
Telefonica Celular del Paraguay SA (A)	5.875	04-15-27	2,500,000	2,666,250
Peru 3.3%				34,948,377
ABY Transmision Sur SA (A)	6.875	04-30-43	6,056,875	8,085,928
Banco BBVA Peru SA (5.250% to 9-22-24, then 5 Year CMT + 2.750%) (A)	5.250	09-22-29	2,300,000	2,481,424
Kallpa Generacion SA (A)	4.875	05-24-26	2,890,000	3,150,129
Petroleos del Peru SA (A)	5.625	06-19-47	6,180,000	7,431,512
SAN Miguel Industrias Pet SA (A)	4.500	09-18-22	9,990,000	10,144,645
Volcan Cia Minera SAA	5.375	02-02-22	3,603,000	3,654,739
Russia 2.5%				26,061,765
Gazprom Neft OAO	6.000	11-27-23	3,700,000	4,121,951
Mobile Telesystems OJSC	5.000	05-30-23	5,700,000	6,106,029
Rosneft Oil Company (A)	4.199	03-06-22	4,100,000	4,220,737
Russian Agricultural Bank OJSC	8.500	10-16-23	3,750,000	4,211,689
Severstal OAO (A)	3.850	08-27-21	2,500,000	2,544,969
Severstal OAO	5.900	10-17-22	4,510,000	4,856,390
Singapore 2.0%				21,128,682
LLPL Capital Pte, Ltd. (A)	6.875	02-04-39	6,760,800	7,908,446
Medco Bell Pte, Ltd. (A)	6.375	01-30-27	6,800,000	6,776,200
Medco Oak Tree Pte, Ltd. (A)	7.375	05-14-26	6,100,000	6,444,036
Thailand 0.9%				9,564,576
GC Treasury Center Company, Ltd. (A)	4.250	09-19-22	1,400,000	1,466,678
PTTEP Canada International Finance, Ltd. (A)	6.350	06-12-42	2,600,000	3,816,308
Thaioil Treasury Center Company, Ltd. (A)	3.750	06-18-50	2,000,000	2,007,380
Thaioil Treasury Center Company, Ltd. (A)	5.375	11-20-48	1,800,000	2,274,210
Togo 0.4%				4,584,072
Banque Ouest Africaine de Developpement (A)	5.000	07-27-27	4,200,000	4,584,072
Turkey 2.1%				21,859,133
Turkcell Iletisim Hizmetleri AS (A)	5.750	10-15-25	5,500,000	5,755,329
Turkiye Ihracat Kredi Bankasi AS	6.125	05-03-24	16,000,000	16,103,804
United Arab Emirates 0.2%				1,942,422
ADES International Holding PLC (A)	8.625	04-24-24	2,000,000	1,942,422
United Kingdom 0.6%				6,180,093
Liquid Telecommunications Financing PLC (A)	8.500	07-13-22	6,050,000	6,180,093
Virgin Islands, British 1.9%				19,723,254
State Grid Overseas Investment 2014, Ltd.	4.850	05-07-44	6,235,000	8,568,354
State Grid Overseas Investment 2016, Ltd.	3.500	05-04-27	10,000,000	11,154,900

	Shares	Value
Common stocks 0.0%		$138,284
(Cost $5,909,631)
Canada 0.0%		138,284
Frontera Energy Corp.	62,290	138,284

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS DEBT FUND	7

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 2.2%				$22,988,000
(Cost $22,988,000)
U.S. Government Agency 0.2%				2,448,000
Federal Agricultural Mortgage Corp. Discount Note	0.010	12-01-20	2,448,000	2,448,000

	Par value^	Value
Repurchase agreement 2.0%		20,540,000
Barclays Tri-Party Repurchase Agreement dated 11-30-20 at 0.070% to be repurchased at $20,540,040 on 12-1-20, collateralized by $18,932,400 U.S. Treasury Notes, 2.375% due 4-30-26 (valued at $20,950,939)	20,540,000	20,540,000

Total investments (Cost $1,012,344,602) 99.1%	$1,048,597,215
Other assets and liabilities, net 0.9%	9,146,506
Total net assets 100.0%	$1,057,743,721

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
BRL	Brazilian Real
EUR	Euro
ZAR	South African Rand

Security Abbreviations and Legend
CMT	Constant Maturity Treasury
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $536,575,652 or 50.7% of the fund's net assets as of 11-30-20.
(B)	Non-income producing - Issuer is in default.
(C)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The fund had the following sector composition as a percentage of net assets on 11-30-20:
Foreign government obligations	38.9%
Energy	18.1%
Materials	10.3%
Utilities	7.9%
Financials	6.8%
Industrials	6.1%
Communication services	6.0%
Consumer staples	1.2%
Consumer discretionary	0.8%
Health care	0.8%
Short-term investments and other	3.1%
TOTAL	100.0%
8	JOHN HANCOCK EMERGING MARKETS DEBT FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
EUR	3,811,577	USD	4,534,004	BBH	12/1/2020	$12,627	—
						$12,627	—

Derivatives Currency Abbreviations
EUR	Euro
USD	U.S. Dollar

Derivatives Abbreviations
BBH	Brown Brothers Harriman & Co.
OTC	Over-the-counter
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS DEBT FUND	9

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of November 30, 2020, by major security category or type:
	Total value at 11-30-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Foreign government obligations	$411,628,685	—	$411,628,685	—
Corporate bonds	613,842,246	—	613,842,246	—
Common stocks	138,284	$138,284	—	—
Short-term investments	22,988,000	—	22,988,000	—
Total investments in securities	$1,048,597,215	$138,284	$1,048,458,931	—
Derivatives:
Assets
Forward foreign currency contracts	$12,627	—	$12,627	—
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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